Taxes (Tables)	12 Months Ended
Jan. 31, 2012
Taxes [Abstract]
Components Of Income From Continuing Operations Before Income Taxes
	$00,000	$00,000	$00,000
(Amounts in millions)	Fiscal Years Ended January 31,
	2012	2011	2010
U.S.	$18,685	$18,398	$17,705
Non-U.S.	5,713	5,140	4,413

Total income from continuing operations before income taxes	$24,398	$23,538	$22,118

Summary Of Provision For Income Taxes
	$00,000	$00,000	$00,000
(Amounts in millions)	Fiscal Years Ended January 31,
	2012	2011	2010
Current:
U.S. federal	$4,596	$4,600	$5,798
U.S. state and local	743	637	599
International	1,403	1,466	1,246

Total current tax provision	6,742	6,703	7,643

Deferred:
U.S. federal	1,444	818	(432)
U.S. state and local	57	39	78
International	(299)	19	(133)

Total deferred tax provision	1,202	876	(487)

Total provision for income taxes	$7,944	$7,579	$7,156

Reconciliation Of Income Tax Rate And Federal Statutory Rate On Pretax Income
	$00,000	$00,000	$00,000
	Fiscal Years Ended January 31,
	2012	2011	2010
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	2.0%	1.9%	2.0%
Income taxed outside the U.S.	-2.8%	-2.2%	-1.6%
Net impact of repatriated international earnings	-0.3%	-1.5%	-3.4%
Other, net	-1.3%	-1.0%	0.4%

Effective income tax rate	32.6%	32.2%	32.4%

Significant Components Of Deferred Tax Account Balances
	$00,000	$00,000
(Amounts in millions)	January 31,
	2012	2011
Deferred tax assets:
Loss and tax credit carryforwards	$2,996	$2,968
Accrued liabilities	2,949	3,532
Share-based compensation	376	332
Other	1,029	708

Total deferred tax assets	7,350	7,540
Valuation allowance	(2,528)	(2,899)

Deferred tax assets, net of valuation allowance	$4,822	$4,641

Deferred tax liabilities:
Property and equipment	$5,891	$4,848
Inventories	1,627	1,014
Other	409	474

Total deferred tax liabilities	7,927	6,336

Net deferred tax liabilities	$3,105	$1,695

Deferred Taxes Classification In Consolidated Balance Sheets
	$00,000	$00,000
(Amounts in millions)	January 31,
	2012	2011
Balance Sheet Classification:
Assets:
Prepaid expenses and other	$815	$1,636
Other assets and deferred charges	738	327

Asset subtotals	1,553	1,963

Liabilities:
Accrued liabilities	41	17
Deferred income taxes and other	4,617	3,641

Liability subtotals	4,658	3,658

Net deferred tax liabilities	$3,105	$1,695

Reconciliation Of Unrecognized Tax Benefits From Continuing Operations

(Amounts in millions)	Fiscal Years Ended January 31,
	2012	2011	2010
Unrecognized tax benefit, beginning of year	$795	$1,019	$1,017
Increases related to prior year tax positions	87	101	129
Decreases related to prior year tax positions	(162)	(61)	(33)
Increases related to current year tax positions	56	199	246
Settlements during the period	(161)	(453)	(340)
Lapse in statutes of limitations	(4)	(10)	—

Unrecognized tax benefit, end of year	$611	$795	$1,019